FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August Annual Total Returns	12 Months Ended
Dec. 31, 2024
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August | FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August
Prospectus [Line Items]
Annual Return [Percent]	9.25%